Net loss per share - Anti-dilutive effect (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share (in shares)	3,825,751	5,233,809
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share (in shares)	3,825,751	2,364,010
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted net loss per ordinary share (in shares)	0	2,869,799